Revenues (Details) $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) segment	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	$ 63,466	$ 50,976	$ 41,565	$ 54,811	$ 48,168	$ 126,786	$ 102,979	$ 195,520	$ 81,573	$ 67,607
Accounts receivable, net	9,232	4,928				9,232		4,928	5,127
Deferred Revenue and Contract Balances
Balance	13,171		$ 13,111	13,194	13,899	13,544	13,899	13,899
Increase to deferred revenue	703			1,553		2,749	3,588	7,781
Recognition of revenue	(2,648)			(1,636)		(5,067)	(4,376)	(8,100)
Balance	11,226	$ 13,544		13,111	$ 13,194	$ 11,226	13,111	$ 13,544	13,899
Number of reportable segments | segment						4		4
JSAV
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	30,127			23,376		$ 61,102	46,686	$ 81,186	9,186
JSAV | United States
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	24,548			16,210		47,690	32,162	60,241	6,033
JSAV | Mexico
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	3,757			5,257		9,485	10,717	15,429	2,760
JSAV | Dominican Republic
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	1,822			1,909		3,927	3,807	5,516	393
REIT Advisory
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	22,641			25,198		43,257	48,219	97,943	69,988	67,563
OpenKey
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	194					451		999	327	44
Corporate and Other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue								4,758	2,072	0
Base advisory fee
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	11,190			11,174		21,812	21,885	44,905	43,523	43,043
Incentive advisory fee
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	169			452		339	904	2,487	3,083	3,083
Reimbursable expenses
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	3,220			2,496		5,729	4,445	9,837	9,705	8,859
Equity-based compensation
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	6,511			10,318		12,269	19,610	31,726	9,394	12,243
Other advisory revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	130			130		258	258	521	277	0
Total advisory services revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	21,220			24,570		40,407	47,102	89,476	65,982	67,228
Deferred Revenue and Contract Balances
Recognition of revenue	(656)			(542)		(1,400)	(890)	(2,100)
Audio visual
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	30,127			23,376		61,102	46,686	81,186	9,186	0
Deferred Revenue and Contract Balances
Recognition of revenue	(1,400)			(833)		(2,400)	(2,700)	(3,800)
Audio visual | JSAV
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	30,127			23,376		61,102	46,686	81,186	9,186	0
Project management
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	7,700			0		15,490	0	10,634	0	0
Project management | Premier
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	7,700			0		15,490	0	10,634	0	0
Other revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	4,419			6,865		9,787	9,191	14,224	6,405	379
Deferred Revenue and Contract Balances
Recognition of revenue	(592)			(261)		(1,200)	(772)	(2,200)
Investment management reimbursements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	337			329		695	511	1,156	1,976	0
Debt placement fees
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	79			4,959		1,433	5,591	6,093	1,137	0
Claim management services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	55			50		96	105	213	0	0
Lease revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	1,029			251		2,059	503	1,005	893	335
Other services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	2,919			1,276		5,504	2,481	5,757	2,399	44
Total other revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	$ 4,419			6,865		$ 9,787	9,191	$ 14,224	6,405	379
Braemar
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.70%	0.70%				0.70%		0.70%
Proceeds from affiliates							5,000		5,000
Ashford Trust OP
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.70%	0.70%				0.70%		0.70%
Due from related parties	$ 4,872	$ 5,293				$ 4,872		$ 5,293	13,346
Braemar OP
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.70%					0.70%
Due from related parties	$ 1,830	$ 1,996				$ 1,830		$ 1,996	1,738
Maximum | Ashford Trust
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.70%	0.70%				0.70%		0.70%
Total market capitalization threshold for calculating base advisory fee	$ 10,000,000	$ 10,000,000				$ 10,000,000		$ 10,000,000
Minimum | Ashford Trust
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.50%	0.50%				0.50%		0.50%
Total market capitalization threshold for calculating base advisory fee	$ 6,000,000	$ 6,000,000				$ 6,000,000		$ 6,000,000
Operating Segments | JSAV
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue				23,376			46,686	81,186	9,186	0
Operating Segments | Premier
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue				0			0	10,634	0	0
Operating Segments | REIT Advisory
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	22,641			25,198		43,257	48,219	97,943	69,988	67,563
Operating Segments | OpenKey
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue				153			472	999	327	44
Operating Segments | Total advisory services revenue | JSAV
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	0			0		0	0	0	0	0
Operating Segments | Total advisory services revenue | Premier
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	0			0		0	0	0	0	0
Operating Segments | Total advisory services revenue | REIT Advisory
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	21,220			24,570		40,407	47,102	89,476	65,982	67,228
Operating Segments | Total advisory services revenue | OpenKey
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	0			0		0	0	0	0	0
Operating Segments | Audio visual | JSAV
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	30,127			23,376		61,102	46,686	81,186	9,186	0
Operating Segments | Audio visual | Premier
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	0			0		0	0	0	0	0
Operating Segments | Audio visual | REIT Advisory
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	0			0		0	0	0	0	0
Operating Segments | Audio visual | OpenKey
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	0			0		0	0	0	0	0
Operating Segments | Project management | JSAV
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	0			0		0	0	0	0	0
Operating Segments | Project management | Premier
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	7,700			0		15,490	0	10,634	0	0
Operating Segments | Project management | REIT Advisory
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	0			0		0	0	0	0	0
Operating Segments | Project management | OpenKey
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	0			0		0	0	0	0	0
Corporate and Other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	2,804			6,084		6,486	7,602	4,758	2,072	0
Corporate and Other | Total advisory services revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	0			0		0	0	0	0	0
Corporate and Other | Audio visual
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	0			0		0	0	0	0	0
Corporate and Other | Project management
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	$ 0			$ 0		$ 0	$ 0	$ 0	$ 0	$ 0